Stock Options and Warrants (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Beginning	8,910,000	3,220,735
Exercise of unvested options into restricted stock		(3,220,735)
Forfeited during	(424,000)
Cancelled	(8,610,000)
Reissued	(8,610,000)
Granted	910,000	8,910,000	3,220,735
Ending	9,396,000	8,910,000	3,220,735
Exercisable	2,605,000	533,334
Weighted Average Exercise Price
Beginning	$ 1.289	$ 0.001
Exercise of unvested options into restricted stock		$ 0.001
Forfeited	$ 1.300
Cancelled	$ 1.289
Weighted average excerise price, Reissued	$ 0.35
Granted	$ 0.48	$ 1.289	$ 0.001
Ending	$ 0.36	$ 1.289	$ 0.001
Exercisable	$ 0.40	$ 1.00
Weighted Average Remaining Contractual Term
Beginning	6 years 3 months 18 days
Forfeited	0 years
Granted	0 years	6 years 6 months 18 days	5 years
Ending	5 years 10 months 2 days	6 years 3 months 18 days	5 years
Exercisable	5 years 10 months 6 days	4 years 4 months 6 days
Aggregate Intrinsic Value
Outstanding	$ 2,278,000	$ 2,240,000
Exercisable	$ 546,000	$ 288,000